Segment information - Major customers (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of major customers [line items]
Product net sales	€ 14,753	€ 2
Collaboration revenues	470,093	478,051	€ 834,901
Revenue	484,846	478,053	834,901
Revenues by major customers
Disclosure of major customers [line items]
Collaboration revenues	€ 470,049	€ 477,978	€ 834,836
Percentage of entity's collaboration revenue	100	100	100
United States
Disclosure of major customers [line items]
Collaboration revenues	€ 467,978	€ 472,445	€ 793,873
United States | Gilead
Disclosure of major customers [line items]
Collaboration revenues	€ 467,978	€ 472,445	€ 793,873
Percentage of entity's collaboration revenue	100	99	95
North America and Europe | Gilead
Disclosure of major customers [line items]
Negative catch-up effect on closing date resulting from the decrease in the percentage of completion applied to previously received upfront and milestones	€ 245,900
Europe
Disclosure of major customers [line items]
Collaboration revenues	2,114	€ 5,605	€ 41,028
Europe | Gilead
Disclosure of major customers [line items]
Collaboration revenues	€ 2,071	€ 1,460	€ (4,570)
Percentage of entity's collaboration revenue	0	0	(1)
Europe | AbbVie [member]
Disclosure of major customers [line items]
Collaboration revenues		€ (52)	€ 26,356
Percentage of entity's collaboration revenue	0	0	3
Europe | Novartis
Disclosure of major customers [line items]
Collaboration revenues		€ 4,125	€ 19,177
Percentage of entity's collaboration revenue	0	1	2